AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 62.6%
Information Technology – 14.1%
Communications Equipment – 0.4%
Arista Networks, Inc.(a)	679	$94,367
Cisco Systems, Inc.	12,443	693,822
F5, Inc.(a)	181	37,820
Juniper Networks, Inc.	960	35,674
Motorola Solutions, Inc.	498	120,615
Nokia Oyj	15,914	87,639
Telefonaktiebolaget LM Ericsson - Class B(b)	8,615	78,530

		1,148,467

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	1,760	132,616
Arrow Electronics, Inc.(a)	205	24,319
Azbil Corp.	399	13,243
CDW Corp./DE	401	71,735
Cognex Corp.	522	40,272
Corning, Inc.	2,393	88,326
Halma PLC	1,121	36,676
Hamamatsu Photonics KK	449	23,848
Hexagon AB	5,745	80,492
Hirose Electric Co., Ltd.	89	12,901
Ibiden Co., Ltd.	341	16,624
IPG Photonics Corp.(a)	110	12,074
Keyence Corp.	624	289,350
Keysight Technologies, Inc.(a)	544	85,936
Kyocera Corp.	959	53,665
Murata Manufacturing Co., Ltd.	1,717	113,103
Omron Corp.	553	36,801
Shimadzu Corp.	678	23,319
TDK Corp.	1,162	41,922
TE Connectivity Ltd.	963	126,134
Teledyne Technologies, Inc.(a)	138	65,223
Trimble, Inc.(a)	741	53,456
Venture Corp. Ltd.	462	5,954
Yaskawa Electric Corp.	738	28,763
Yokogawa Electric Corp.	634	10,802
Zebra Technologies Corp. - Class A(a)	158	65,365

		1,552,919

IT Services – 2.3%
Accenture PLC - Class A	1,864	628,597
Adyen NV(a) (b) (c)	59	116,861
Affirm Holdings, Inc.(a) (b)	491	22,723
Akamai Technologies, Inc.(a)	480	57,307
Amadeus IT Group SA - Class A(a)	1,330	86,474
Automatic Data Processing, Inc.	1,243	282,832
Bechtle AG	242	13,625
Black Knight, Inc.(a)	458	26,559
Block, Inc. - Class A(a)	1,499	203,264
Broadridge Financial Solutions, Inc.	344	53,564
Capgemini SE	473	104,960
CGI, Inc.(a)	645	51,382
Cognizant Technology Solutions Corp. - Class A	1,550	138,988

Company	Shares	U.S. $ Value

Computershare Ltd.	1,603	$29,462
Edenred	737	36,441
EPAM Systems, Inc.(a)	167	49,534
Fidelity National Information Services, Inc.	1,797	180,455
Fiserv, Inc.(a)	1,753	177,754
FleetCor Technologies, Inc.(a)	228	56,786
Fujitsu Ltd.	551	82,554
Gartner, Inc.(a)	243	72,283
Global Payments, Inc.	856	117,135
GMO Payment Gateway, Inc.	164	16,708
GoDaddy, Inc. - Class A(a)	491	41,097
International Business Machines Corp.	2,646	344,033
Itochu Techno-Solutions Corp.(b)	255	6,514
Jack Henry & Associates, Inc.	219	43,154
Mastercard, Inc. - Class A	2,588	924,899
MongoDB, Inc.(a)	176	78,072
NEC Corp.	709	29,786
Nexi SpA(a) (b) (c)	1,546	17,840
Nomura Research Institute Ltd.	954	31,126
NTT Data Corp.	1,822	35,806
Nuvei Corp.(a) (b) (c)	197	14,813
Obic Co., Ltd.	221	33,101
Okta, Inc.(a)	436	65,818
Otsuka Corp.	330	11,701
Paychex, Inc.	958	130,738
PayPal Holdings, Inc.(a)	3,293	380,835
SCSK Corp.	492	8,413
Shopify, Inc. - Class A(a)	335	226,559
Snowflake, Inc.(a)	622	142,519
TIS, Inc.	594	13,901
Twilio, Inc. - Class A(a)	497	81,911
VeriSign, Inc.(a)	295	65,626
Visa, Inc. - Class A(b)	4,926	1,092,439
Western Union Co. (The) - Class W	1,186	22,226
Wix.com Ltd.(a)	168	17,549
Worldline SA/France(a) (c)	704	30,554

		6,497,278

Semiconductors & Semiconductor Equipment – 3.1%
Advanced Micro Devices, Inc.(a)	4,823	527,347
Advantest Corp.(b)	577	45,049
Analog Devices, Inc.	1,583	261,480
Applied Materials, Inc.	2,664	351,115
ASM International NV	138	50,250
ASML Holding NV	1,219	814,562
Broadcom, Inc.	1,206	759,394
Disco Corp.	56	15,660
Enphase Energy, Inc.(a)	378	76,273
Entegris, Inc.	400	52,504
Infineon Technologies AG	3,853	130,347
Intel Corp.	11,999	594,670
KLA Corp.	447	163,629
Lam Research Corp.	416	223,646
Lasertec Corp.(b)	271	45,085
Marvell Technology, Inc.	2,430	174,255

Company	Shares	U.S. $ Value

Microchip Technology, Inc.	1,637	$123,004
Micron Technology, Inc.	3,301	257,115
Monolithic Power Systems, Inc.	129	62,653
NVIDIA Corp.	7,376	2,012,615
NXP Semiconductors NV	785	145,288
ON Semiconductor Corp.(a)	1,272	79,640
Qorvo, Inc.(a)	325	40,332
QUALCOMM, Inc.	3,304	504,917
Renesas Electronics Corp.(a)	3,717	43,069
Rohm Co., Ltd.	279	21,661
Skyworks Solutions, Inc.	488	65,041
SolarEdge Technologies, Inc.(a) (b)	155	49,967
STMicroelectronics NV	2,013	87,493
SUMCO Corp.	934	15,285
Teradyne, Inc.	481	56,869
Texas Instruments, Inc.	2,725	499,983
Tokyo Electron Ltd.	430	220,831

		8,571,029

Software – 4.4%
Adobe, Inc.(a)	1,404	639,690
ANSYS, Inc.(a)	258	81,954
Asana, Inc.(a) (b)	196	7,834
Autodesk, Inc.(a)	649	139,113
Avalara, Inc.(a)	256	25,475
AVEVA Group PLC	356	11,371
Bentley Systems, Inc.	519	22,929
Bill.com Holdings, Inc.(a) (b)	227	51,481
BlackBerry Ltd.(a)	1,589	11,783
Cadence Design Systems, Inc.(a)	818	134,528
Ceridian HCM Holding, Inc.(a)	402	27,481
Check Point Software Technologies Ltd.(a)	314	43,414
Citrix Systems, Inc.	368	37,131
Cloudflare, Inc. - Class A(a)	768	91,930
Coinbase Global, Inc.(a)	115	21,834
Constellation Software, Inc./Canada	59	100,854
Coupa Software, Inc.(a)	219	22,257
Crowdstrike Holdings, Inc. - Class A(a) (b)	577	131,025
CyberArk Software Ltd.(a)	117	19,744
Dassault Systemes SE	1,962	96,390
Datadog, Inc. - Class A(a)	645	97,698
DocuSign, Inc.(a)	581	62,237
Dropbox, Inc. - Class A(a)	914	21,251
Fair Isaac Corp.(a)	81	37,783
Fortinet, Inc.(a)	410	140,113
Guidewire Software, Inc.(a)	234	22,141
HubSpot, Inc.(a)	132	62,692
Intuit, Inc.	794	381,787
Lightspeed Commerce, Inc.(a) (b)	327	9,974
Microsoft Corp.	21,042	6,487,459
Nemetschek SE	170	16,326
Nice Ltd.(a)	186	40,683
NortonLifeLock, Inc.	1,717	45,535

Company	Shares	U.S. $ Value

Open Text Corp.	802	$34,007
Oracle Corp.	4,839	400,330
Oracle Corp., Japan	142	9,840
Palantir Technologies, Inc.(a) (b)	4,784	65,684
Palo Alto Networks, Inc.(a) (b)	291	181,150
Paycom Software, Inc.(a)	151	52,303
PTC, Inc.(a)	330	35,548
RingCentral, Inc. - Class A(a)	230	26,958
Sage Group PLC (The)	3,019	27,662
salesforce.com, Inc.(a)	2,888	613,180
SAP SE	3,081	341,461
ServiceNow, Inc.(a)	587	326,894
Sinch AB(a) (b) (c)	1,544	10,472
Splunk, Inc.(a)	477	70,887
SS&C Technologies Holdings, Inc.	675	50,639
Synopsys, Inc.(a)	450	149,972
Temenos AG	198	19,046
Trade Desk, Inc. (The) - Class A(a)	1,287	89,125
Trend Micro, Inc./Japan	389	22,717
Tyler Technologies, Inc.(a)	121	53,832
Unity Software, Inc.(a) (b)	169	16,767
VMware, Inc. - Class A	619	70,486
WiseTech Global Ltd.	432	16,260
Workday, Inc. - Class A(a)	570	136,492
Xero Ltd.(a)	395	29,936
Zendesk, Inc.(a)	357	42,944
Zoom Video Communications, Inc. - Class A(a)	644	75,496
Zscaler, Inc.(a) (b)	248	59,837

		12,173,822

Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	48,402	8,451,473
Brother Industries Ltd.(b)	685	12,457
Canon, Inc.(b)	2,911	70,953
Dell Technologies, Inc. - Class C(a)	858	43,063
FUJIFILM Holdings Corp.	1,109	67,693
Hewlett Packard Enterprise Co.	3,861	64,518
HP, Inc.	3,401	123,456
Logitech International SA	511	37,984
NetApp, Inc.	660	54,780
Ricoh Co., Ltd.(b)	1,972	17,077
Seagate Technology Holdings PLC	587	52,771
Seiko Epson Corp.(b)	792	11,898
Western Digital Corp.(a)	920	45,678

		9,053,801

		38,997,316

Financials – 8.5%
Banks – 3.6%
ABN AMRO Bank NV (GDR)(b) (c)	1,248	15,937
Australia & New Zealand Banking Group Ltd.	8,319	170,465
Banco Bilbao Vizcaya Argentaria SA(b)	19,674	112,337

Company	Shares	U.S. $ Value

Banco Santander SA	51,171	$173,978
Bank Hapoalim BM	3,352	33,187
Bank Leumi Le-Israel BM	4,289	46,204
Bank of America Corp.	21,731	895,752
Bank of Montreal	1,909	224,639
Bank of Nova Scotia (The)	3,586	257,014
Barclays PLC	49,442	95,842
BNP Paribas SA	3,319	189,663
BOC Hong Kong Holdings Ltd.	11,031	41,507
CaixaBank SA	13,086	44,386
Canadian Imperial Bank of Commerce(b)	1,328	161,200
Chiba Bank Ltd. (The)(b)	1,614	9,490
Citigroup, Inc.	5,854	312,604
Citizens Financial Group, Inc.	1,258	57,025
Commerzbank AG(a)	2,956	22,462
Commonwealth Bank of Australia	5,034	396,439
Concordia Financial Group Ltd.	3,221	11,987
Credit Agricole SA	3,651	43,624
Danske Bank A/S	2,035	33,852
DBS Group Holdings Ltd.	5,175	135,596
DNB Bank ASA	2,746	62,084
Erste Group Bank AG	1,015	37,014
Fifth Third Bancorp	2,018	86,855
FinecoBank Banca Fineco SpA	1,800	27,306
First Citizens BancShares, Inc./NC - Class A	35	23,296
First Republic Bank/CA	522	84,616
Hang Seng Bank Ltd.	2,305	44,331
HSBC Holdings PLC	60,033	410,059
Huntington Bancshares, Inc./OH	4,270	62,427
ING Groep NV	11,519	120,269
Intesa Sanpaolo SpA	48,730	111,532
Israel Discount Bank Ltd. - Class A	3,419	21,263
Japan Post Bank Co., Ltd.(b)	1,218	9,782
JPMorgan Chase & Co.	8,719	1,188,574
KBC Group NV	738	52,951
KeyCorp	2,748	61,500
Lloyds Banking Group PLC	209,511	127,585
M&T Bank Corp.	380	64,410
Mediobanca Banca di Credito Finanziario SpA	1,833	18,523
Mitsubishi UFJ Financial Group, Inc.	35,287	218,114
Mizrahi Tefahot Bank Ltd.	416	16,246
Mizuho Financial Group, Inc.	7,154	91,252
National Australia Bank Ltd.	9,657	232,491
National Bank of Canada(b)	997	76,425
NatWest Group PLC	16,693	47,147
Nordea Bank Abp(b)	9,459	97,352
Oversea-Chinese Banking Corp., Ltd.(b)	10,327	93,685
PNC Financial Services Group, Inc. (The)	1,247	230,009
Raiffeisen Bank International AG	437	6,204
Regions Financial Corp.	2,814	62,640
Resona Holdings, Inc.	6,122	26,076
Royal Bank of Canada	4,205	462,965
Shizuoka Bank Ltd. (The)(b)	1,294	9,082
Signature Bank/New York NY	179	52,535
Skandinaviska Enskilda Banken AB - Class A(b)	4,804	51,935
Societe Generale SA	2,393	64,150
Standard Chartered PLC	7,725	51,279
Sumitomo Mitsui Financial Group, Inc.	3,833	121,078

Company	Shares	U.S. $ Value

Sumitomo Mitsui Trust Holdings, Inc.(b)	1,017	$33,098
SVB Financial Group(a)	173	96,785
Svenska Handelsbanken AB - Class A(b)	4,305	39,586
Swedbank AB - Class A(b)	2,673	39,923
Toronto-Dominion Bank (The)	5,377	426,625
Truist Financial Corp.	3,939	223,341
UniCredit SpA	6,242	67,337
United Overseas Bank Ltd.(b)	3,692	86,385
US Bancorp	4,157	220,945
Webster Financial Corp.	531	29,800
Wells Fargo & Co.	11,764	570,083
Westpac Banking Corp.	10,826	195,589

		10,139,729

Capital Markets – 1.9%
3i Group PLC	2,873	51,951
Abrdn PLC	6,435	18,019
Ameriprise Financial, Inc.	330	99,119
Amundi SA(c)	180	12,309
ASX Ltd.(b)	571	34,734
Bank of New York Mellon Corp. (The)	2,315	114,893
BlackRock, Inc. - Class A	448	342,348
Blackstone Group, Inc.	2,027	257,307
Brookfield Asset Management, Inc. - Class A (Canada)	4,165	235,478
Carlyle Group, Inc. (The)	473	23,134
Cboe Global Markets, Inc.	315	36,042
Charles Schwab Corp. (The)	4,275	360,425
CME Group, Inc. - Class A	1,060	252,132
Credit Suisse Group AG	7,824	61,591
Daiwa Securities Group, Inc.(b)	4,263	24,115
Deutsche Bank AG(a)	6,100	76,825
Deutsche Boerse AG	561	100,986
EQT AB(b)	873	34,045
Euronext NV(c)	253	22,984
FactSet Research Systems, Inc.	111	48,191
Franklin Resources, Inc.	888	24,793
Futu Holdings Ltd. (ADR)(a) (b)	150	4,884
Goldman Sachs Group, Inc. (The)	985	325,149
Hargreaves Lansdown PLC	1,050	13,840
Hong Kong Exchanges & Clearing Ltd.	3,590	168,275
IGM Financial, Inc.	247	8,727
Intercontinental Exchange, Inc.	1,663	219,716
Invesco Ltd.	1,021	23,544
Japan Exchange Group, Inc.	1,488	27,629
Julius Baer Group Ltd.	653	37,805
KKR & Co., Inc.	1,554	90,862
London Stock Exchange Group PLC	971	101,256
Macquarie Group Ltd.	1,000	151,234
MarketAxess Holdings, Inc.	112	38,102
Moody’s Corp.	494	166,681
Morgan Stanley	3,971	347,065
MSCI, Inc. - Class A	243	122,200
Nasdaq, Inc.	346	61,657
Nomura Holdings, Inc.	9,021	37,940
Northern Trust Corp.	582	67,774
Onex Corp.	220	14,744

Company	Shares	U.S. $ Value

Partners Group Holding AG	67	$82,960
Raymond James Financial, Inc.	547	60,121
Robinhood Markets, Inc.(a) (b)	538	7,268
S&P Global, Inc.	1,045	428,638
SBI Holdings, Inc./Japan(b)	695	17,535
Schroders PLC	367	15,454
SEI Investments Co.	350	21,074
Singapore Exchange Ltd.(b)	2,635	19,310
St. James’s Place PLC	1,594	30,052
State Street Corp.	1,079	94,002
T. Rowe Price Group, Inc.	663	100,239
TMX Group Ltd.	165	16,971
Tradeweb Markets, Inc. - Class A	310	27,240
UBS Group AG	10,379	202,819

		5,384,188

Consumer Finance – 0.3%
Ally Financial, Inc.	1,076	46,785
American Express Co.	1,942	363,154
Capital One Financial Corp.	1,256	164,900
Discover Financial Services	865	95,314
SoFi Technologies, Inc.(a) (b)	1,548	14,629
Synchrony Financial	1,615	56,218
Upstart Holdings, Inc.(a)	121	13,200

		754,200

Diversified Financial Services – 0.7%
Apollo Global Management, Inc.	1,062	65,833
Berkshire Hathaway, Inc. - Class B(a)	3,846	1,357,292
Equitable Holdings, Inc.	1,075	33,228
EXOR NV	320	24,326
Groupe Bruxelles Lambert SA	323	33,423
Industrivarden AB	385	10,919
Industrivarden AB - Class C	480	13,379
Investor AB	6,848	151,063
Kinnevik AB(a)	715	18,644
L E Lundbergforetagen AB - Class B	224	11,369
M&G PLC	7,672	22,106
Mitsubishi HC Capital, Inc.	1,923	8,935
ORIX Corp.	3,631	72,375
Sofina SA	45	16,352
Tokyo Century Corp.(b)	140	5,133
Wendel SE	79	8,045

		1,852,422

Insurance – 2.0%
Admiral Group PLC	575	19,282
Aegon NV(b)	5,283	28,006
Aflac, Inc.	1,854	119,379
Ageas SA/NV	507	25,630
AIA Group Ltd.	35,637	372,117
Alleghany Corp.(a)	40	33,880
Allianz SE	1,205	287,764
Allstate Corp. (The)	846	117,179
American Financial Group, Inc./OH	213	31,017
American International Group, Inc.	2,450	153,786
Aon PLC	650	211,659

Company	Shares	U.S. $ Value

Arch Capital Group Ltd.(a)	1,140	$55,199
Arthur J Gallagher & Co.	612	106,855
Assicurazioni Generali SpA	3,267	74,723
Assurant, Inc.	168	30,547
Aviva PLC	11,188	66,198
AXA SA	5,745	168,181
Baloise Holding AG	135	24,111
Brown & Brown, Inc.	709	51,239
Chubb Ltd.	1,271	271,867
Cincinnati Financial Corp.	452	61,454
CNP Assurances	507	12,206
Dai-ichi Life Holdings, Inc.	3,013	61,227
Erie Indemnity Co. - Class A	75	13,210
Everest Re Group Ltd.	116	34,960
Fairfax Financial Holdings Ltd.	74	40,371
Fidelity National Financial, Inc.	798	38,974
Gjensidige Forsikring ASA	590	14,630
Globe Life, Inc.	283	28,470
Great-West Lifeco, Inc.	824	24,282
Hannover Rueck SE	178	30,238
Hartford Financial Services Group, Inc. (The)	1,005	72,169
iA Financial Corp., Inc.	318	19,335
Insurance Australia Group Ltd.(b)	7,274	23,806
Intact Financial Corp.	520	76,834
Japan Post Holdings Co., Ltd.	7,267	53,371
Japan Post Insurance Co., Ltd.	592	10,310
Legal & General Group PLC	17,622	62,477
Lincoln National Corp.	507	33,138
Loews Corp.	636	41,225
Manulife Financial Corp.	5,731	122,216
Markel Corp.(a)	40	59,010
Marsh & McLennan Cos., Inc.	1,490	253,926
Medibank Pvt Ltd.	8,126	18,670
MetLife, Inc.	2,110	148,291
MS&AD Insurance Group Holdings, Inc.	1,292	41,949
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	413	110,411
NN Group NV	798	40,442
Phoenix Group Holdings PLC	2,064	16,537
Poste Italiane SpA(c)	1,542	17,487
Power Corp., of Canada(b)	1,653	51,171
Principal Financial Group, Inc.	782	57,407
Progressive Corp. (The)	1,726	196,747
Prudential Financial, Inc.	1,115	131,760
Prudential PLC	8,103	119,627
QBE Insurance Group Ltd.	4,357	37,363
Sampo Oyj - Class A	1,472	71,928
Sompo Holdings, Inc.	891	39,151
Sun Life Financial, Inc.(b)	1,729	96,536
Suncorp Group Ltd.	3,726	30,887
Swiss Life Holding AG	93	59,595
Swiss Re AG	890	84,723
T&D Holdings, Inc.	1,596	21,670
Tokio Marine Holdings, Inc.	1,804	104,981
Travelers Cos., Inc. (The)	726	132,662
Tryg A/S	1,063	25,846
W R Berkley Corp.	626	41,652
Willis Towers Watson PLC	368	86,929

Company	Shares	U.S. $ Value

Zurich Insurance Group AG	444	$219,291

		5,440,171

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.	1,549	20,292
Annaly Capital Management, Inc.(b)	4,279	30,124

		50,416

		23,621,126

Health Care – 8.0%
Biotechnology – 1.0%
AbbVie, Inc.	5,216	845,566
Alnylam Pharmaceuticals, Inc.(a)	353	57,641
Amgen, Inc.	1,662	401,905
Argenx SE(a)	135	42,238
Biogen, Inc.(a)	433	91,190
BioMarin Pharmaceutical, Inc.(a)	542	41,788
CSL Ltd.	1,412	281,895
Exact Sciences Corp.(a) (b)	509	35,589
Genmab A/S(a)	194	70,064
Gilead Sciences, Inc.	3,702	220,084
Grifols SA(b)	880	15,973
Horizon Therapeutics PLC(a)	636	66,914
Incyte Corp.(a)	554	43,999
Moderna, Inc.(a)	1,017	175,188
Neurocrine Biosciences, Inc.(a)	280	26,250
Novavax, Inc.(a)	212	15,614
Regeneron Pharmaceuticals, Inc.(a)	312	217,907
Seagen, Inc.(a)	405	58,340
Vertex Pharmaceuticals, Inc.(a)	750	195,727

		2,903,872

Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	5,217	617,484
ABIOMED, Inc.(a)	134	44,386
Alcon, Inc.	1,474	116,779
Align Technology, Inc.(a)	221	96,356
Ambu A/S	494	7,272
Asahi Intecc Co., Ltd.(b)	641	12,505
Avantor, Inc.(a)	1,619	54,755
Baxter International, Inc.	1,477	114,527
Becton Dickinson and Co.	838	222,908
BioMerieux	122	13,021
Boston Scientific Corp.(a)	4,205	186,239
Carl Zeiss Meditec AG	119	19,168
Cochlear Ltd.(b)	194	32,390
Coloplast A/S - Class B	351	53,155
Cooper Cos., Inc. (The)	146	60,968
Demant A/S(a)	319	14,436
DENTSPLY SIRONA, Inc.	645	31,747
DexCom, Inc.(a)	286	146,318
DiaSorin SpA	74	11,558

Company	Shares	U.S. $ Value

Edwards Lifesciences Corp.(a)	1,842	$216,840
Fisher & Paykel Healthcare Corp., Ltd.	1,703	28,577
Getinge AB - Class B	675	26,891
GN Store Nord AS	367	17,989
Hologic, Inc.(a)	742	57,000
Hoya Corp.	1,048	119,428
IDEXX Laboratories, Inc.(a)	250	136,765
Inmode Ltd.(a)	146	5,389
Insulet Corp.(a)	204	54,344
Intuitive Surgical, Inc.(a)	1,053	317,669
Koninklijke Philips NV	2,708	82,577
Masimo Corp.(a)	155	22,559
Medtronic PLC	3,968	440,250
Novocure Ltd.(a) (b)	276	22,867
Olympus Corp.	3,280	62,164
ResMed, Inc.	430	104,279
Sartorius AG (Preference Shares)	77	33,983
Siemens Healthineers AG(c)	832	51,560
Smith & Nephew PLC	2,595	41,273
Sonova Holding AG	158	66,003
STERIS PLC	295	71,322
Straumann Holding AG	31	49,497
Stryker Corp.	1,002	267,885
Sysmex Corp.	491	35,562
Teleflex, Inc.	138	48,967
Terumo Corp.	1,951	59,034
Zimmer Biomet Holdings, Inc.	613	78,403

		4,375,049

Health Care Providers & Services – 1.3%
AmerisourceBergen Corp. - Class A	461	71,321
Amplifon SpA(b)	367	16,333
Anthem, Inc.	716	351,714
Cardinal Health, Inc.	832	47,174
Centene Corp.(a)	1,722	144,975
Cigna Corp.	978	234,339
CVS Health Corp.	3,895	394,213
DaVita, Inc.(a)	195	22,056
Fresenius Medical Care AG & Co. KGaA	605	40,542
Fresenius SE & Co. KGaA	1,236	45,382
HCA Healthcare, Inc.	734	183,955
Henry Schein, Inc.(a)	409	35,661
Humana, Inc.	379	164,929
Laboratory Corp. of America Holdings(a)	282	74,352
McKesson Corp.	451	138,065
Medipal Holdings Corp.	533	8,770
Molina Healthcare, Inc.(a)	172	57,377
Orpea SA	153	6,639
Quest Diagnostics, Inc.	362	49,543
Ramsay Health Care Ltd.	540	26,153
Ryman Healthcare Ltd.	1,254	8,117
Sonic Healthcare Ltd.	1,345	35,511
UnitedHealth Group, Inc.	2,779	1,417,207
Universal Health Services, Inc. - Class B	216	31,309

		3,605,637

Company	Shares	U.S. $ Value

Health Care Technology – 0.1%
Cerner Corp.	868	$81,210
M3, Inc.(b)	1,330	48,034
Teladoc Health, Inc.(a) (b)	425	30,656
Veeva Systems, Inc. - Class A(a)	409	86,896

		246,796

Life Sciences Tools & Services – 0.8%
10X Genomics, Inc.(a) (b)	230	17,496
Agilent Technologies, Inc.	891	117,906
Bachem Holding AG	18	9,906
Bio-Rad Laboratories, Inc. - Class A(a)	66	37,173
Bio-Techne Corp.	116	50,233
Charles River Laboratories International, Inc.(a)	149	42,312
Danaher Corp.	1,897	556,447
Eurofins Scientific SE	397	39,272
Illumina, Inc.(a)	438	153,037
IQVIA Holdings, Inc.(a)	564	130,402
Lonza Group AG	220	159,413
Mettler-Toledo International, Inc.(a)	68	93,377
PerkinElmer, Inc.	335	58,444
QIAGEN NV(a)	681	33,417
Sartorius Stedim Biotech	82	33,572
Thermo Fisher Scientific, Inc.	1,163	686,926
Waters Corp.(a)	180	55,870
West Pharmaceutical Services, Inc.	219	89,945

		2,365,148

Pharmaceuticals – 3.2%
Astellas Pharma, Inc.	5,485	85,702
AstraZeneca PLC	4,571	606,174
Bausch Health Cos., Inc.(a) (b)	901	20,584
Bayer AG	2,899	198,289
Bristol-Myers Squibb Co.	6,549	478,273
Canopy Growth Corp.(a) (b)	697	5,285
Catalent, Inc.(a)	505	56,005
Chugai Pharmaceutical Co., Ltd.	1,983	66,170
Daiichi Sankyo Co., Ltd.	5,158	112,635
Eisai Co., Ltd.(b)	745	34,515
Elanco Animal Health, Inc.(a)	1,257	32,795
Eli Lilly & Co.	2,399	687,002
GlaxoSmithKline PLC	14,846	321,222
Hikma Pharmaceuticals PLC	512	13,813
Ipsen SA	111	13,894
Jazz Pharmaceuticals PLC(a)	181	28,176
Johnson & Johnson	7,767	1,376,545
Kyowa Kirin Co., Ltd.	805	18,727
Merck & Co., Inc.	7,452	611,437
Merck KGaA	381	79,566
Nippon Shinyaku Co., Ltd.	106	7,207
Novartis AG	6,464	567,484
Novo Nordisk A/S - Class B	4,968	551,031
Ono Pharmaceutical Co., Ltd.	1,094	27,422
Orion Oyj - Class B(b)	313	14,215
Otsuka Holdings Co., Ltd.	1,178	40,697

Company	Shares	U.S. $ Value

Pfizer, Inc.	16,560	$857,311
Recordati Industria Chimica e Farmaceutica SpA	309	15,493
Roche Holding AG	2,167	861,318
Royalty Pharma PLC(b)	1,014	39,505
Sanofi	3,355	343,014
Santen Pharmaceutical Co., Ltd.	1,108	11,078
Shionogi & Co., Ltd.	759	46,636
Sumitomo Dainippon Pharma Co., Ltd.(b)	495	4,884
Taisho Pharmaceutical Holdings Co., Ltd.(b)	103	4,781
Takeda Pharmaceutical Co., Ltd.(b)	4,643	132,289
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	3,255	30,564
UCB SA	373	44,610
Viatris, Inc.	3,570	38,842
Vifor Pharma AG(a)	144	25,674
Zoetis, Inc.	1,396	263,272

		8,774,136

		22,270,638

Consumer Discretionary – 7.3%
Auto Components – 0.2%
Aisin Corp.	443	15,141
Aptiv PLC(a)	798	95,528
BorgWarner, Inc.	708	27,541
Bridgestone Corp.	1,668	64,745
Cie Generale des Etablissements Michelin SCA - Class B	501	67,893
Continental AG(a)	325	23,298
Denso Corp.	1,260	80,388
Faurecia SE	358	9,311
Koito Manufacturing Co., Ltd.	331	13,395
Lear Corp.	176	25,096
Magna International, Inc. - Class A (Canada)	843	54,121
Stanley Electric Co., Ltd.	360	6,807
Sumitomo Electric Industries Ltd.	2,219	26,378
Valeo	680	12,560

		522,202

Automobiles – 1.7%
Bayerische Motoren Werke AG	977	84,430
Bayerische Motoren Werke AG (Preference Shares)	170	13,168
Ferrari NV	372	81,044
Ford Motor Co.	11,584	195,885
General Motors Co.(a)	3,856	168,661
Honda Motor Co., Ltd.	4,823	136,712
Isuzu Motors Ltd.	1,712	22,116
Lucid Group, Inc.(a) (b)	1,215	30,861
Mazda Motor Corp.	1,665	12,239
Mercedes-Benz Group AG	2,526	177,299
Nissan Motor Co., Ltd.(a)	6,879	30,566
Porsche Automobil Holding SE (Preference Shares)	452	43,480
Renault SA(a)	567	14,821
Rivian Automotive, Inc.(a)	527	26,476
Stellantis NV	6,008	97,266

Company	Shares	U.S. $ Value

Subaru Corp.	1,781	$28,288
Suzuki Motor Corp.	1,081	37,046
Tesla, Inc.(a)	2,519	2,714,474
Toyota Motor Corp.	31,270	564,048
Volkswagen AG	96	23,714
Volkswagen AG (Preference Shares)	548	94,175
Yamaha Motor Co., Ltd.	895	20,060

		4,616,829

Distributors – 0.1%
Genuine Parts Co.	420	52,929
LKQ Corp.	817	37,100
Pool Corp.	118	49,896

		139,925

Diversified Consumer Services – 0.0%
IDP Education Ltd.(b)	616	14,417

Hotels, Restaurants & Leisure – 1.1%
Accor SA(a)	502	16,174
Airbnb, Inc.(a)	870	149,431
Aramark	680	25,568
Aristocrat Leisure Ltd.	1,779	48,286
Booking Holdings, Inc.(a)	121	284,162
Caesars Entertainment, Inc.(a)	631	48,814
Carnival Corp.(a)	2,462	49,782
Chipotle Mexican Grill, Inc. - Class A(a)	83	131,309
Compass Group PLC	5,264	113,282
Crown Resorts Ltd.(a) (b)	1,099	10,465
Darden Restaurants, Inc.	383	50,920
Domino’s Pizza Enterprises Ltd.(b)	179	11,652
Domino’s Pizza, Inc.	107	43,550
DraftKings, Inc.(a) (b)	959	18,672
Entain PLC(a)	1,731	37,080
Evolution AB(c)	508	51,681
Expedia Group, Inc.(a)	431	84,334
Flutter Entertainment PLC(a)	492	56,700
Galaxy Entertainment Group Ltd.	6,343	37,534
Genting Singapore Ltd.	17,869	10,680
Hilton Worldwide Holdings, Inc.(a)	822	124,730
InterContinental Hotels Group PLC	541	36,590
La Francaise des Jeux SAEM(c)	282	11,188
Las Vegas Sands Corp.(a)	1,015	39,453
Marriott International, Inc./MD - Class A(a)	817	143,588
McDonald’s Corp.	2,205	545,252
McDonald’s Holdings Co. Japan Ltd.	192	7,984
Melco Resorts & Entertainment Ltd. (ADR)(a)	591	4,515
MGM Resorts International	1,107	46,428
Oriental Land Co., Ltd./Japan(b)	581	111,207
Restaurant Brands International, Inc.	837	48,902
Royal Caribbean Cruises Ltd.(a) (b)	677	56,719
Sands China Ltd.(a)	7,020	16,700
Sodexo SA	261	21,239
Starbucks Corp.	3,461	314,847

Company	Shares	U.S. $ Value

Tabcorp Holdings Ltd.(b)	6,568	$26,168
Vail Resorts, Inc.	119	30,972
Whitbread PLC(a)	596	22,191
Wynn Resorts Ltd.(a)	307	24,480
Yum! Brands, Inc.	865	102,528

		3,015,757

Household Durables – 0.3%
Barratt Developments PLC	3,017	20,539
Berkeley Group Holdings PLC(a)	331	16,145
DR Horton, Inc.	1,000	74,510
Electrolux AB(b)	666	10,078
Garmin Ltd.	454	53,849
Iida Group Holdings Co., Ltd.(b)	411	7,086
Lennar Corp. - Class A	802	65,098
Mohawk Industries, Inc.(a)	170	21,114
Newell Brands, Inc.	1,130	24,193
NVR, Inc.(a)	10	44,673
Open House Group Co., Ltd.	200	8,850
Panasonic Corp.	6,471	62,847
Persimmon PLC	942	26,415
PulteGroup, Inc.	747	31,299
Rinnai Corp.	134	10,024
SEB SA	82	11,436
Sekisui Chemical Co., Ltd.	1,083	15,518
Sekisui House Ltd.	1,789	34,605
Sharp Corp./Japan(b)	597	5,573
Sony Group Corp.	3,734	384,138
Taylor Wimpey PLC	10,760	18,323
Whirlpool Corp.	179	30,928

		977,241

Internet & Direct Marketing Retail – 1.8%
Amazon.com, Inc.(a)	1,347	4,391,153
Chewy, Inc.(a) (b)	267	10,888
Delivery Hero SE(a) (c)	481	20,964
DoorDash, Inc.(a)	322	37,735
eBay, Inc.	1,847	105,759
Etsy, Inc.(a) (b)	374	46,481
Fiverr International Ltd.(a) (b)	86	6,542
Just Eat Takeaway.com NV(a) (b) (c)	533	17,876
MercadoLibre, Inc.(a)	134	159,390
Mercari, Inc.(a) (b)	268	6,918
Prosus NV(a) (b)	2,754	148,517
Rakuten Group, Inc.(b)	2,613	20,545
Wayfair, Inc. - Class A(a) (b)	219	24,261
Zalando SE(a) (c)	657	33,267
ZOZO, Inc.	371	9,908

		5,040,204

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.(b)	579	43,905
Hasbro, Inc.	387	31,703

Company	Shares	U.S. $ Value

Peloton Interactive, Inc.(a)	835	$22,061
Shimano, Inc.	260	59,542
Yamaha Corp.	394	17,122

		174,333

Multiline Retail – 0.4%
Canadian Tire Corp., Ltd. - Class A	169	25,517
Cie Financiere Richemont SA	1,540	195,202
Dollar General Corp.	688	153,169
Dollar Tree, Inc.(a)	664	106,340
Dollarama, Inc.	854	48,433
Next PLC	392	30,831
Pan Pacific International Holdings Corp.	1,171	18,737
Ryohin Keikaku Co., Ltd.	726	8,421
Target Corp.	1,414	300,079
Wesfarmers Ltd.	3,345	125,520

		1,012,249

Specialty Retail – 0.9%
Advance Auto Parts, Inc.	184	38,081
AutoZone, Inc.(a)	62	126,764
Bath & Body Works, Inc.	780	37,284
Best Buy Co., Inc.	653	59,358
Burlington Stores, Inc.(a)	197	35,887
CarMax, Inc.(a)	479	46,214
Carvana Co.(a) (b)	227	27,079
Chow Tai Fook Jewellery Group Ltd.(a)	6,000	10,837
Dynatrace, Inc.(a)	547	25,764
Fast Retailing Co., Ltd.	219	112,272
H & M Hennes & Mauritz AB - Class B(b)	2,155	28,937
Hikari Tsushin, Inc.	86	9,777
Home Depot, Inc. (The)	3,081	922,236
Industria de Diseno Textil SA	3,220	70,212
JD Sports Fashion PLC	7,610	14,664
Kingfisher PLC	6,159	20,556
Lowe’s Cos., Inc.	1,988	401,954
Nitori Holdings Co., Ltd.	213	26,798
O’Reilly Automotive, Inc.(a)	199	136,307
Ross Stores, Inc.	1,049	94,892
TJX Cos., Inc. (The)	3,549	214,998
Tractor Supply Co.	336	78,412
Ulta Beauty, Inc.(a)	152	60,529
USS Co., Ltd.	653	10,973

		2,610,785

Textiles, Apparel & Luxury Goods – 0.7%
adidas AG	562	130,961
Burberry Group PLC	1,195	26,087
EssilorLuxottica SA	848	155,091
Gildan Activewear, Inc.	572	21,454
Hermes International	93	131,627
Kering SA	221	139,523
Lululemon Athletica, Inc.(a)	349	127,465
LVMH Moet Hennessy Louis Vuitton SE	819	584,601
Moncler SpA	606	33,622
NIKE, Inc. - Class B	3,770	507,291

Company	Shares	U.S. $ Value

Pandora A/S	295	$28,103
Puma SE	312	26,533
Swatch Group AG (The)	85	24,100
Swatch Group AG (The) (REG)	155	8,435
VF Corp.	985	56,007

		2,000,900

		20,124,842

Industrials – 6.3%
Aerospace & Defense – 0.9%
Airbus SE(a)	1,740	209,963
BAE Systems PLC	9,362	87,923
Boeing Co. (The)(a)	1,647	315,401
CAE, Inc.(a)	935	24,337
Dassault Aviation SA	74	11,686
Elbit Systems Ltd.	78	17,059
General Dynamics Corp.	700	168,826
HEICO Corp.	128	19,653
HEICO Corp. - Class A	216	27,395
Howmet Aerospace, Inc.	1,135	40,792
Huntington Ingalls Industries, Inc.	118	23,534
L3Harris Technologies, Inc.	579	143,864
Lockheed Martin Corp.	732	323,105
MTU Aero Engines AG	158	36,542
Northrop Grumman Corp.	444	198,566
Raytheon Technologies Corp.	4,416	437,493
Rolls-Royce Holdings PLC(a)	24,693	32,471
Safran SA	1,008	118,677
Singapore Technologies Engineering Ltd.	4,908	14,867
Textron, Inc.	651	48,421
Thales SA	315	39,449
TransDigm Group, Inc.(a)	155	100,989

		2,441,013

Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.	384	41,361
Deutsche Post AG	2,925	139,674
DSV A/S	602	115,377
Expeditors International of Washington, Inc.	500	51,580
FedEx Corp.	745	172,386
InPost SA(a) (b)	590	3,743
Kuehne + Nagel International AG	160	45,429
SG Holdings Co., Ltd.	952	17,927
United Parcel Service, Inc. - Class B	2,151	461,303
Yamato Holdings Co., Ltd.(b)	896	16,737

		1,065,517

Airlines – 0.0%
Air Canada(a) (b)	517	10,029
ANA Holdings, Inc.(a)	495	10,347
Delta Air Lines, Inc.(a)	472	18,677
Deutsche Lufthansa AG(a)	1,764	14,226
Japan Airlines Co., Ltd.(a)	458	8,539
Qantas Airways Ltd.(a)	2,727	10,544
Singapore Airlines Ltd.(a) (b)	3,936	15,863

Company	Shares	U.S. $ Value

Southwest Airlines Co.(a)	437	$20,014

		108,239

Building Products – 0.4%
A O Smith Corp.	393	25,109
AGC, Inc.	522	20,857
Allegion PLC	265	29,092
Assa Abloy AB - Class B	2,958	79,510
Carrier Global Corp.	2,429	111,418
Cie de Saint-Gobain	1,493	88,834
Daikin Industries Ltd.	719	130,573
Fortune Brands Home & Security, Inc.	401	29,786
Geberit AG	106	65,344
Johnson Controls International PLC	2,078	136,255
Kingspan Group PLC	455	44,475
Lennox International, Inc.	97	25,012
Lixil Corp.	772	14,371
Masco Corp.	720	36,720
Nibe Industrier AB	4,210	46,666
Otis Worldwide Corp.	1,191	91,647
Owens Corning	297	27,176
ROCKWOOL International A/S	25	8,253
TOTO Ltd.	461	18,514
Xinyi Glass Holdings Ltd.	5,186	12,434

		1,042,046

Commercial Services & Supplies – 0.3%
Brambles Ltd.	4,233	31,238
Cintas Corp.	275	116,982
Copart, Inc.(a)	630	79,046
Dai Nippon Printing Co., Ltd.	666	15,615
GFL Environmental, Inc.	474	15,416
Rentokil Initial PLC	5,487	37,797
Republic Services, Inc. - Class A	655	86,788
Ritchie Bros Auctioneers, Inc.	326	19,255
Rollins, Inc.	653	22,888
Secom Co., Ltd.	570	41,235
Securitas AB - Class B	924	10,424
Sohgo Security Services Co., Ltd.	236	7,696
TOPPAN, Inc.	736	12,983
Waste Connections, Inc.	769	107,429
Waste Management, Inc.	1,234	195,589

		800,381

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA(b)	688	18,548
Bouygues SA	677	23,630
Eiffage SA	246	25,248
Epiroc AB - Class A	1,945	41,601
Epiroc AB - Class B	1,151	20,781
Ferrovial SA(b)	1,432	38,084
Kajima Corp.	1,303	15,853
Obayashi Corp.(b)	1,884	13,828
Shimizu Corp.(b)	1,617	9,704
Skanska AB - Class B(b)	1,004	22,462
Taisei Corp.	600	17,321

Company	Shares	U.S. $ Value

Vinci SA	1,589	$162,352
WSP Global, Inc.	347	46,051

		455,463

Electrical Equipment – 0.5%
ABB Ltd.	4,847	157,240
AMETEK, Inc.	683	90,962
Ballard Power Systems, Inc.(a) (b)	703	8,182
Eaton Corp. PLC	1,176	178,470
Emerson Electric Co.	1,756	172,176
Fuji Electric Co., Ltd.	330	16,448
Generac Holdings, Inc.(a)	186	55,290
Legrand SA	789	75,015
Mitsubishi Electric Corp.	5,358	61,450
Nidec Corp.(b)	1,283	101,335
Plug Power, Inc.(a) (b)	1,531	43,802
Prysmian SpA	752	25,520
Rockwell Automation, Inc.	342	95,770
Schneider Electric SE	1,595	267,785
Sensata Technologies Holding PLC(a)	468	23,798
Siemens Energy AG(a)	1,179	26,823
Siemens Gamesa Renewable Energy SA(a) (b)	703	12,330
Sunrun, Inc.(a) (b)	519	15,762
Vestas Wind Systems A/S	2,980	87,418

		1,515,576

Industrial Conglomerates – 0.6%
3M Co.	1,701	253,245
CK Hutchison Holdings Ltd.	8,047	58,843
DCC PLC	291	22,533
General Electric Co.	3,240	296,460
Hitachi Ltd.(b)	2,822	141,225
Honeywell International, Inc.	2,031	395,192
Investment AB Latour - Class B(b)	437	13,873
Jardine Matheson Holdings Ltd.	640	35,200
Keppel Corp., Ltd.	3,974	18,738
Lifco AB	688	17,465
Melrose Industries PLC	12,902	20,929
Roper Technologies, Inc.	311	146,864
Siemens AG	2,257	312,521
Smiths Group PLC	1,168	22,129
Toshiba Corp.	1,145	43,502

		1,798,719

Machinery – 1.1%
Alfa Laval AB	928	31,921
Alstom SA	936	21,901
Atlas Copco AB - Class A	1,981	102,826
Atlas Copco AB - Class B	1,152	52,243
Caterpillar, Inc.	1,596	355,621
CNH Industrial NV	3,021	47,583
Cummins, Inc.	422	86,556
Daifuku Co., Ltd.	302	21,548
Daimler Truck Holding AG(a)	1,214	33,670
Deere & Co.	869	361,035
Dover Corp.	425	66,682

Company	Shares	U.S. $ Value

FANUC Corp.	608	$106,710
Fortive Corp.	1,006	61,296
GEA Group AG	453	18,567
Hino Motors Ltd.(b)	859	5,022
Hitachi Construction Machinery Co., Ltd.(b)	358	9,276
Hoshizaki Corp.	151	10,359
Husqvarna AB - Class B	1,235	12,883
IDEX Corp.	224	42,947
Illinois Tool Works, Inc.	926	193,904
Ingersoll Rand, Inc.	1,203	60,571
KION Group AG	213	14,038
Knorr-Bremse AG	214	16,405
Komatsu Ltd.	2,600	62,466
Kone Oyj - Class B	1,003	52,487
Kornit Digital Ltd.(a)	137	11,329
Kubota Corp.	3,051	57,189
Kurita Water Industries Ltd.(b)	279	10,298
Makita Corp.(b)	695	22,238
MINEBEA MITSUMI, Inc.	1,033	22,499
MISUMI Group, Inc.	830	24,710
Mitsubishi Heavy Industries Ltd.	955	31,349
Miura Co., Ltd.(b)	281	6,924
NGK Insulators Ltd.	796	11,355
Nordson Corp.	154	34,970
PACCAR, Inc.	1,025	90,272
Parker-Hannifin Corp.	379	107,545
Pentair PLC	488	26,454
Rational AG	15	10,331
Sandvik AB	3,332	70,781
Schindler Holding AG	120	25,712
Schindler Holding AG (REG)	59	12,572
SKF AB - Class B	1,128	18,393
SMC Corp.	210	117,389
Snap-on, Inc.	159	32,671
Spirax-Sarco Engineering PLC	218	35,639
Stanley Black & Decker, Inc.	481	67,239
Techtronic Industries Co., Ltd.	4,244	67,995
Toyota Industries Corp.	406	28,003
Trane Technologies PLC	701	107,043
VAT Group AG(c)	80	30,459
Volvo AB	591	11,320
Volvo AB - Class B	4,220	78,726
Wartsila OYJ Abp	1,397	12,756
Westinghouse Air Brake Technologies Corp.	524	50,393
Xylem, Inc./NY	532	45,358

		3,128,429

Marine – 0.1%
AP Moller - Maersk A/S - Class A	9	26,571
AP Moller - Maersk A/S - Class B	17	51,084
Mitsui OSK Lines Ltd.(b)	1,017	28,251
Nippon Yusen KK	463	40,501
SITC International Holdings Co., Ltd.	4,000	13,987

		160,394

Professional Services – 0.5%
Adecco Group AG	472	21,411

Company	Shares	U.S. $ Value

Benefit One, Inc.(b)	200	$4,197
Booz Allen Hamilton Holding Corp.	395	34,697
Bureau Veritas SA	868	24,747
Clarivate PLC(a) (b)	1,038	17,397
CoStar Group, Inc.(a)	1,166	77,667
Equifax, Inc.	360	85,356
Experian PLC	2,723	104,905
Intertek Group PLC	476	32,472
Jacobs Engineering Group, Inc.	381	52,506
Leidos Holdings, Inc.	394	42,560
Nihon M&A Center Holdings, Inc.	897	12,547
Persol Holdings Co., Ltd.	481	10,777
Randstad NV(b)	353	21,235
Recruit Holdings Co., Ltd.	3,986	173,180
RELX PLC (London)	5,709	177,651
Robert Half International, Inc.	329	37,565
SGS SA	18	50,043
Teleperformance	173	65,895
Thomson Reuters Corp.	503	54,611
TransUnion	566	58,490
Verisk Analytics, Inc. - Class A	452	97,013
Wolters Kluwer NV	775	82,620

		1,339,542

Road & Rail – 0.8%
AMERCO	29	17,311
Aurizon Holdings Ltd.	5,432	14,931
Canadian National Railway Co.	2,087	279,958
Canadian Pacific Railway Ltd.	2,743	226,391
Central Japan Railway Co.(b)	384	50,071
CSX Corp.	6,546	245,148
East Japan Railway Co.(b)	893	51,685
Grab Holdings Ltd.(a) (b)	3,203	11,210
Hankyu Hanshin Holdings, Inc.	638	18,439
JB Hunt Transport Services, Inc.	248	49,796
Keio Corp.(b)	316	12,318
Keisei Electric Railway Co., Ltd.(b)	351	9,751
Kintetsu Group Holdings Co., Ltd.(b)	528	15,114
Knight-Swift Transportation Holdings, Inc.	465	23,464
Lyft, Inc.(a)	784	30,106
MTR Corp., Ltd.	4,764	25,655
Nippon Express Holdings, Inc.	241	16,557
Norfolk Southern Corp.	718	204,788
Odakyu Electric Railway Co., Ltd.(b)	826	13,691
Old Dominion Freight Line, Inc.	288	86,020
TFI International, Inc.	247	26,307
Tobu Railway Co., Ltd.(b)	582	14,151
Tokyu Corp.(b)	1,453	18,851
Uber Technologies, Inc.(a)	4,294	153,210
Union Pacific Corp.	1,897	518,279
West Japan Railway Co.(b)	648	26,850

		2,160,052

Trading Companies & Distributors – 0.4%
AerCap Holdings NV(a)	397	19,961

Company	Shares	U.S. $ Value

Ashtead Group PLC	1,316	$82,861
Brenntag SE	456	36,768
Bunzl PLC	996	38,626
Fastenal Co.	1,697	100,802
Ferguson PLC	652	88,333
ITOCHU Corp.	3,501	118,425
Marubeni Corp.	4,608	53,509
Mitsubishi Corp.	3,711	139,262
Mitsui & Co., Ltd.	4,631	125,709
MonotaRO Co., Ltd.(b)	732	15,710
Reece Ltd.(b)	858	12,080
Sumitomo Corp.	3,289	56,961
Toromont Industries Ltd.	244	23,130
Toyota Tsusho Corp.	592	24,297
United Rentals, Inc.(a)	214	76,015
WW Grainger, Inc.	129	66,537

		1,078,986

Transportation Infrastructure – 0.1%
Aena SME SA(a) (c)	221	36,841
Aeroports de Paris(a)	88	13,159
Atlantia SpA(a) (b)	1,462	30,399
Auckland International Airport Ltd.(a)	3,694	19,987
Getlink SE	1,298	23,376
Transurban Group	9,059	91,532

		215,294

		17,309,651

Communication Services – 4.9%
Diversified Telecommunication Services – 1.1%
AT&T, Inc.	21,069	497,860
BCE, Inc.	215	11,918
BT Group PLC	26,351	62,829
Cable One, Inc.	16	23,428
Cellnex Telecom SA(b) (c)	1,504	72,379
Charter Communications, Inc. - Class A(a)	370	201,842
Comcast Corp. - Class A	13,452	629,823
Deutsche Telekom AG	9,565	178,140
Elisa Oyj	420	25,329
Eurazeo SE	117	9,837
HKT Trust & HKT Ltd. - Class SS	10,744	14,732
Infrastrutture Wireless Italiane SpA(b) (c)	992	11,105
Koninklijke KPN NV	9,922	34,429
Liberty Global PLC(a)	990	25,651
Liberty Global PLC - Class A(a)	470	11,990
Lumen Technologies, Inc.	2,568	28,941
Nippon Telegraph & Telephone Corp.	3,567	103,635
Orange SA	5,889	69,733
Proximus SADP	449	8,361
Quebecor, Inc. - Class B	493	11,752
Shaw Communications, Inc. - Class B	1,336	41,464
Singapore Telecommunications Ltd.	24,333	47,249
Sirius XM Holdings, Inc.(b)	2,950	19,529
Spark New Zealand Ltd.	5,516	17,456
Swisscom AG	76	45,661

Company	Shares	U.S. $ Value

Telecom Italia SpA/Milano(b)	29,400	$10,794
Telefonica Deutschland Holding AG	3,072	8,355
Telefonica SA	15,554	75,379
Telenor ASA	2,065	29,632
Telia Co. AB(b)	7,845	31,456
Telstra Corp., Ltd.	12,229	36,130
TELUS Corp.	1,331	34,772
United Internet AG	286	9,815
Verizon Communications, Inc.	12,215	622,232
Washington H Soul Pattinson & Co., Ltd.(b)	639	13,629

		3,077,267

Entertainment – 0.8%
Activision Blizzard, Inc.	2,298	184,093
AMC Entertainment Holdings, Inc. - Class A(a) (b)	1,517	37,379
Bollore SE	2,596	13,594
Capcom Co., Ltd.(b)	568	13,771
Electronic Arts, Inc.	834	105,509
Embracer Group AB(a) (b)	1,651	13,781
Koei Tecmo Holdings Co., Ltd.(b)	223	7,313
Konami Holdings Corp.(b)	230	14,507
Liberty Media Corp-Liberty Formula One - Class C(a)	571	39,879
Live Nation Entertainment, Inc.(a) (b)	490	57,643
Netflix, Inc.(a)	1,307	489,589
Nexon Co., Ltd.(b)	1,440	34,450
Nintendo Co., Ltd.	326	164,552
Roku, Inc.(a)	347	43,469
Sea Ltd. (ADR)(a)	944	113,082
Square Enix Holdings Co., Ltd.	218	9,657
Take-Two Interactive Software, Inc.(a) (b)	340	52,272
Toho Co., Ltd./Tokyo	296	11,186
Ubisoft Entertainment SA(a)	277	12,172
Universal Music Group NV	2,141	57,152
Walt Disney Co. (The)(a)	5,363	735,589

		2,210,639

Interactive Media & Services – 2.5%
Adevinta ASA - Class B(a)	860	7,851
Alphabet, Inc. - Class A(a)	887	2,467,058
Alphabet, Inc. - Class C(a)	844	2,357,284
Auto Trader Group PLC(c)	2,806	23,164
IAC/InterActiveCorp(a)	235	23,566
Kakaku.com, Inc.(b)	396	8,844
Match Group, Inc.(a)	794	86,340
Meta Platforms, Inc. - Class A(a)	6,981	1,552,295
Pinterest, Inc. - Class A(a)	1,661	40,877
REA Group Ltd.(b)	156	15,639
Scout24 SE(c)	247	14,082
SEEK Ltd.(b)	992	21,846
Snap, Inc. - Class A(a)	3,200	115,168
Twitter, Inc.(a)	2,360	91,308

Company	Shares	U.S. $ Value

Z Holdings Corp.(b)	7,935	$34,304
ZoomInfo Technologies, Inc.(a)	833	49,763

		6,909,389

Media – 0.2%
CyberAgent, Inc.	1,204	14,899
Dentsu Group, Inc.	626	25,582
Discovery, Inc. - Class A(a)	499	12,435
Discovery, Inc. - Class C(a)	926	23,122
DISH Network Corp. - Class A(a) (b)	728	23,041
Fox Corp. - Class A	946	37,320
Fox Corp. - Class B	441	15,999
Hakuhodo DY Holdings, Inc.	681	8,548
Informa PLC(a)	4,436	34,756
Interpublic Group of Cos., Inc. (The)	1,162	41,193
Liberty Broadband Corp.(a)	488	65,738
Liberty Media Corp-Liberty SiriusXM - Class A(a)	244	11,153
Liberty Media Corp-Liberty SiriusXM - Class C(a)	498	22,773
News Corp. - Class A	1,160	25,694
Omnicom Group, Inc.	627	53,220
Paramount Global - Class B(b)	1,791	67,718
Pearson PLC	2,233	21,895
Publicis Groupe SA	673	40,847
Schibsted ASA	216	5,324
Schibsted ASA - Class B	287	6,142
Vivendi SE	2,290	29,918
WPP PLC	3,447	45,115

		632,432

Wireless Telecommunication Services – 0.3%
KDDI Corp.	4,768	156,326
Rogers Communications, Inc. - Class B	1,046	59,205
SoftBank Corp.	8,487	98,985
SoftBank Group Corp.(b)	3,562	159,256
T-Mobile US, Inc.(a)	1,843	236,549
Tele2 AB - Class B(b)	1,478	22,341
Vodafone Group PLC	80,513	132,024

		864,686

		13,694,413

Consumer Staples – 4.4%
Beverages – 1.0%
Anheuser-Busch InBev SA/NV	2,563	153,237
Asahi Group Holdings Ltd.	1,364	49,678
Brown-Forman Corp. - Class B	914	61,256
Budweiser Brewing Co. APAC Ltd.(b) (c)	5,137	13,565
Carlsberg AS - Class B	296	36,337
Coca-Cola Co. (The)	12,107	750,634
Coca-Cola Europacific Partners PLC	605	29,409
Coca-Cola HBC AG(a)	593	12,368
Constellation Brands, Inc. - Class A	485	111,705
Davide Campari-Milano NV	1,542	17,886
Diageo PLC	6,878	348,883
Heineken Holding NV	340	26,623
Heineken NV	765	73,157

Company	Shares	U.S. $ Value

Ito En Ltd.	176	$8,639
Keurig Dr Pepper, Inc.	2,093	79,325
Kirin Holdings Co., Ltd.	2,428	36,266
Molson Coors Beverage Co. - Class B	562	30,000
Monster Beverage Corp.(a)	1,171	93,563
PepsiCo, Inc.	4,079	682,743
Pernod Ricard SA	618	135,781
Remy Cointreau SA	67	13,817
Suntory Beverage & Food Ltd.	438	16,694
Treasury Wine Estates Ltd.	2,130	18,399

		2,799,965

Food & Staples Retailing – 1.0%
Aeon Co., Ltd.(b)	1,925	41,046
Alimentation Couche-Tard, Inc.	2,510	113,077
Carrefour SA	1,832	39,868
Coles Group Ltd.	3,937	52,620
Cosmos Pharmaceutical Corp.	78	9,453
Costco Wholesale Corp.	1,304	750,908
Empire Co., Ltd. - Class A	500	17,734
Endeavour Group Ltd./Australia	3,958	21,531
Etablissements Franz Colruyt NV	158	6,540
George Weston Ltd.	221	27,215
HelloFresh SE(a)	488	21,903
J Sainsbury PLC	5,162	17,085
Jeronimo Martins SGPS SA	836	20,056
Kesko Oyj - Class B	806	22,254
Kobe Bussan Co., Ltd.(b)	396	12,187
Koninklijke Ahold Delhaize NV	3,085	99,231
Kroger Co. (The)	2,084	119,559
Lawson, Inc.	146	5,589
Loblaw Cos. Ltd.(b)	495	44,418
Metro, Inc./CN	722	41,559
Ocado Group PLC(a)	1,441	22,003
Seven & i Holdings Co., Ltd.	2,212	105,462
Sysco Corp.	1,513	123,536
Tesco PLC	22,691	82,148
Tsuruha Holdings, Inc.	130	8,255
Walgreens Boots Alliance, Inc.	2,171	97,196
Walmart, Inc.	4,525	673,863
Welcia Holdings Co., Ltd.	240	5,905
Woolworths Group Ltd.	3,576	99,287

		2,701,488

Food Products – 1.0%
Ajinomoto Co., Inc.	1,358	38,544
Archer-Daniels-Midland Co.	1,651	149,019
Associated British Foods PLC	1,051	22,831
Barry Callebaut AG	11	25,789
Bunge Ltd.	415	45,986
Campbell Soup Co.	579	25,806
Chocoladefabriken Lindt & Spruengli AG	3	35,706
Chocoladefabriken Lindt & Spruengli AG (REG)	1	120,958
Conagra Brands, Inc.	1,416	47,535
Danone SA	1,928	106,508
General Mills, Inc.	1,787	121,016
Hershey Co. (The)	429	92,934
Hormel Foods Corp.	881	45,407

Company	Shares	U.S. $ Value

J M Smucker Co. (The)	320	$43,331
JDE Peet’s NV(b)	296	8,491
Kellogg Co.	755	48,690
Kerry Group PLC - Class A	470	52,566
Kikkoman Corp.	395	26,163
Kraft Heinz Co. (The)	1,987	78,268
McCormick & Co., Inc./MD	736	73,453
MEIJI Holdings Co., Ltd.(b)	320	17,354
Mondelez International, Inc. - Class A	4,117	258,465
Mowi ASA	1,297	34,936
Nestle SA	8,305	1,079,805
Nisshin Seifun Group, Inc.(b)	562	7,841
Nissin Foods Holdings Co., Ltd.	164	11,499
Orkla ASA	2,216	19,688
Saputo, Inc.(b)	734	17,385
Toyo Suisan Kaisha Ltd.	290	10,377
Tyson Foods, Inc. - Class A	870	77,978
WH Group Ltd.(c)	24,359	15,296
Wilmar International Ltd.	6,113	21,171
Yakult Honsha Co., Ltd.(b)	342	18,244

		2,799,040

Household Products – 0.6%
Church & Dwight Co., Inc.	721	71,653
Clorox Co. (The)	363	50,468
Colgate-Palmolive Co.	2,363	179,186
Essity AB - Class B(b)	1,797	42,407
Henkel AG & Co. KGaA	307	20,263
Henkel AG & Co. KGaA (Preference Shares)	526	35,206
Kimberly-Clark Corp.	993	122,298
Lion Corp.(b)	698	7,779
Procter & Gamble Co. (The)	7,140	1,090,992
Reckitt Benckiser Group PLC	2,108	160,811
Unicharm Corp.	1,194	42,896

		1,823,959

Personal Products – 0.4%
Beiersdorf AG	297	31,201
Estee Lauder Cos., Inc. (The) - Class A	684	186,267
Kao Corp.	1,393	56,877
Kobayashi Pharmaceutical Co., Ltd.	138	11,057
Kose Corp.	96	10,044
L’Oreal SA	740	295,589
Pola Orbis Holdings, Inc.	316	4,115
Shiseido Co., Ltd.	1,163	58,741
Unilever PLC	7,577	344,017

		997,908

Tobacco – 0.4%
Altria Group, Inc.	5,420	283,195
British American Tobacco PLC	6,432	270,126
Imperial Brands PLC	2,794	58,855
Japan Tobacco, Inc.	3,590	61,309
Philip Morris International, Inc.	4,593	431,466

Company	Shares	U.S. $ Value

Swedish Match AB(b)	4,663	$35,066

		1,140,017

		12,262,377

Materials – 2.8%
Chemicals – 1.4%
Air Liquide SA	1,398	244,571
Air Products and Chemicals, Inc.	654	163,441
Akzo Nobel NV	553	47,515
Albemarle Corp.	345	76,297
Arkema SA	181	21,637
Asahi Kasei Corp.	3,675	31,787
BASF SE	2,710	154,634
Celanese Corp. - Class A	321	45,861
CF Industries Holdings, Inc.	633	65,237
Chr Hansen Holding A/S	311	22,836
Clariant AG(a) (b)	637	11,054
Corteva, Inc.	2,151	123,639
Covestro AG(c)	570	28,703
Croda International PLC	412	42,383
Dow, Inc.	2,182	139,037
DuPont de Nemours, Inc.	1,529	112,504
Eastman Chemical Co.	397	44,488
Ecolab, Inc.	761	134,362
EMS-Chemie Holding AG	21	20,408
Evonik Industries AG	619	17,173
FMC Corp.	374	49,207
Fuchs Petrolub SE	205	7,438
Givaudan SA	27	111,589
ICL Group Ltd.	2,084	24,774
IMCD NV(b)	168	28,659
International Flavors & Fragrances, Inc.	751	98,629
Johnson Matthey PLC	571	13,965
JSR Corp.(b)	612	18,022
Kansai Paint Co., Ltd.	478	7,674
Koninklijke DSM NV(b)	516	92,309
LANXESS AG	242	10,623
Linde PLC	1,512	482,978
LyondellBasell Industries NV - Class A	786	80,817
Mitsubishi Chemical Holdings Corp.(b)	3,805	25,306
Mitsubishi Gas Chemical Co., Inc.	507	8,582
Mitsui Chemicals, Inc.	540	13,575
Mosaic Co. (The)	1,093	72,684
Nippon Paint Holdings Co., Ltd.(b)	2,422	21,220
Nippon Sanso Holdings Corp.	450	8,556
Nissan Chemical Corp.	397	23,287
Nitto Denko Corp.	414	29,679
Novozymes A/S - Class B	606	41,550
Nutrien Ltd.	1,684	174,064
Orica Ltd.(b)	1,202	14,301
PPG Industries, Inc.	701	91,880
RPM International, Inc.	383	31,192
Sherwin-Williams Co. (The)	735	183,471
Shin-Etsu Chemical Co., Ltd.	1,029	156,339
Sika AG	419	138,628
Solvay SA(b)	219	21,584
Sumitomo Chemical Co., Ltd.	4,372	20,019

Company	Shares	U.S. $ Value

Symrise AG	392	$46,998
Toray Industries, Inc.(b)	4,053	21,074
Tosoh Corp.	816	12,060
Umicore SA	582	25,158
Yara International ASA	489	24,454

		3,779,912

Construction Materials – 0.1%
CRH PLC	2,279	90,898
HeidelbergCement AG	439	24,880
Holcim Ltd.(a)	1,545	75,144
James Hardie Industries PLC	1,314	39,417
Martin Marietta Materials, Inc.	184	70,820
Vulcan Materials Co.	392	72,010

		373,169

Containers & Packaging – 0.1%
Amcor PLC	4,525	51,268
Avery Dennison Corp.	244	42,449
Ball Corp.	956	86,040
CCL Industries, Inc. - Class B	447	20,166
Crown Holdings, Inc.	377	47,159
International Paper Co.	1,086	50,119
Packaging Corp. of America	280	43,711
Sealed Air Corp.	437	29,262
Smurfit Kappa Group PLC	726	32,247
Westrock Co.	782	36,777

		439,198

Metals & Mining – 1.1%
Agnico Eagle Mines Ltd.	1,348	82,488
Anglo American PLC	3,775	196,158
Antofagasta PLC	1,164	25,293
ArcelorMittal SA	1,886	60,416
Barrick Gold Corp. (Toronto)	5,250	128,757
BHP Group Ltd.(b)	14,936	575,745
BlueScope Steel Ltd.	1,459	22,688
Boliden AB	807	40,709
Evolution Mining Ltd.(b)	5,408	17,849
First Quantum Minerals Ltd.(b)	1,734	60,031
Fortescue Metals Group Ltd.	4,999	76,844
Franco-Nevada Corp.	564	89,751
Freeport-McMoRan, Inc.	4,333	215,523
Glencore PLC(a)	29,263	190,406
Hitachi Metals Ltd.(a) (b)	610	10,205
Ivanhoe Mines Ltd.(a) (b)	1,783	16,630
JFE Holdings, Inc.(b)	1,478	20,683
Kinross Gold Corp.	3,698	21,712
Lundin Mining Corp.	1,952	19,783
Mineral Resources Ltd.	502	19,789
Newcrest Mining Ltd.	2,399	48,478
Newmont Corp.	2,353	186,946
Nippon Steel Corp.	2,495	44,023
Norsk Hydro ASA	3,970	38,572
Northern Star Resources Ltd.(b)	3,265	26,341
Nucor Corp.	843	125,312
Pan American Silver Corp.	621	16,949

Company	Shares	U.S. $ Value

Rio Tinto Ltd.	1,095	$97,893
Rio Tinto PLC	3,315	265,023
South32 Ltd.	13,766	52,328
Steel Dynamics, Inc.	586	48,890
Sumitomo Metal Mining Co., Ltd.	772	39,112
Teck Resources Ltd. - Class B	1,396	56,369
voestalpine AG	342	10,177
Wheaton Precious Metals Corp.	1,330	63,247

		3,011,120

Paper & Forest Products – 0.1%
Mondi PLC	1,433	27,854
Oji Holdings Corp.(b)	2,381	11,813
Stora Enso Oyj - Class R	1,717	33,683
Svenska Cellulosa AB SCA - Class B(b)	1,788	34,719
UPM-Kymmene Oyj(b)	1,575	51,432
West Fraser Timber Co., Ltd.	278	22,873

		182,374

		7,785,773

Energy – 2.7%
Energy Equipment & Services – 0.2%
Baker Hughes Co. - Class A	2,439	88,804
Halliburton Co.	2,642	100,053
Schlumberger NV	4,139	170,982
Tenaris SA	1,393	20,924

		380,763

Oil, Gas & Consumable Fuels – 2.5%
Aker BP ASA	372	13,875
Ampol Ltd.	703	15,971
BP PLC	58,256	285,593
Cameco Corp.	1,174	34,192
Canadian Natural Resources Ltd.	3,473	215,050
Cenovus Energy, Inc.	3,871	64,530
Cheniere Energy, Inc.	711	98,580
Chevron Corp.	5,687	926,014
ConocoPhillips	3,891	389,100
Coterra Energy, Inc.	2,281	61,519
Devon Energy Corp.	1,898	112,229
Diamondback Energy, Inc.	508	69,637
Enbridge, Inc.	5,977	275,148
ENEOS Holdings, Inc.	9,037	33,787
Eni SpA	7,446	108,587
EOG Resources, Inc.	1,727	205,910
Equinor ASA	2,884	107,679
Exxon Mobil Corp.	12,491	1,031,632
Galp Energia SGPS SA	1,479	18,698
Hess Corp.	823	88,094
Idemitsu Kosan Co., Ltd.(b)	624	17,201
Imperial Oil Ltd.	718	34,747
Inpex Corp.	3,018	35,484
Keyera Corp.(b)	649	16,451
Kinder Morgan, Inc.	6,010	113,649
Lundin Energy AB(b)	591	24,807
Marathon Petroleum Corp.	1,817	155,353
Neste Oyj	1,249	56,946

Company	Shares	U.S. $ Value

Occidental Petroleum Corp.	2,756	$156,375
OMV AG	435	20,785
ONEOK, Inc.	1,316	92,949
Parkland Corp.(b)	448	13,248
Pembina Pipeline Corp.	1,623	60,978
Phillips 66	1,416	122,328
Pioneer Natural Resources Co.	684	171,020
Repsol SA	4,283	56,104
Santos Ltd.	9,497	55,062
Shell PLC	22,716	622,616
Suncor Energy, Inc.	4,299	139,959
TC Energy Corp.(b)	2,895	163,282
TotalEnergies SE	7,401	374,487
Tourmaline Oil Corp.	924	42,573
Valero Energy Corp.	1,206	122,457
Williams Cos., Inc. (The)	3,585	119,775
Woodside Petroleum Ltd.(b)	2,862	68,778

		7,013,239

		7,394,002

Utilities – 1.8%
Electric Utilities – 1.0%
Alliant Energy Corp.	739	46,173
American Electric Power Co., Inc.	1,486	148,258
Chubu Electric Power Co., Inc.(b)	1,939	20,068
CK Infrastructure Holdings Ltd.	1,903	12,721
CLP Holdings Ltd.	4,629	45,040
Constellation Energy Corp.	962	54,113
Duke Energy Corp.	2,270	253,468
Edison International	1,121	78,582
EDP - Energias de Portugal SA	8,194	40,330
Electricite de France SA	1,390	13,047
Elia Group SA/NV	91	13,884
Emera, Inc.	763	37,822
Endesa SA	937	20,430
Enel SpA	24,001	160,249
Entergy Corp.	593	69,233
Evergy, Inc.	677	46,266
Eversource Energy	1,015	89,513
Exelon Corp.	2,887	137,508
FirstEnergy Corp.	1,607	73,697
Fortis, Inc./Canada	1,396	69,043
Fortum Oyj	1,311	23,961
HK Electric Investments & HK Electric Investments Ltd. - Class SS(c)	7,615	7,437
Hydro One Ltd.(b) (c)	971	26,160
Iberdrola SA	17,189	187,875
Kansai Electric Power Co., Inc. (The)	2,071	19,507
Mercury NZ Ltd.	2,010	8,251
NextEra Energy, Inc.	5,789	490,386
NRG Energy, Inc.	723	27,734
Origin Energy Ltd.	5,197	24,191
Orsted AS(c)	558	69,846
PG&E Corp.(a) (b)	4,395	52,476
Power Assets Holdings Ltd.	3,858	25,143
PPL Corp.	2,216	63,289
Red Electrica Corp. SA	1,277	26,218

Company	Shares	U.S. $ Value

Southern Co. (The)	3,127	$226,739
SSE PLC	3,146	71,883
Terna - Rete Elettrica Nazionale(b)	4,152	35,654
Tokyo Electric Power Co. Holdings, Inc.(a)	4,484	14,802
Verbund AG	201	21,226
Xcel Energy, Inc.	1,589	114,678

		2,966,901

Gas Utilities – 0.1%
AltaGas Ltd.	827	18,523
APA Group(b)	3,482	27,674
Atmos Energy Corp.	391	46,721
Enagas SA(b)	734	16,299
Hong Kong & China Gas Co., Ltd.	32,787	39,604
Naturgy Energy Group SA(b)	572	17,137
Osaka Gas Co., Ltd.	1,140	19,535
Snam SpA(b)	5,951	34,317
Tokyo Gas Co., Ltd.(b)	1,150	21,053
UGI Corp.	617	22,348

		263,211

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	1,968	50,637
Brookfield Renewable Corp.	381	16,640
EDP Renovaveis SA	850	21,854
Meridian Energy Ltd.	3,799	13,236
Northland Power, Inc.	668	22,207
Uniper SE	270	6,975
Vistra Corp.	1,272	29,574

		161,123

Multi-Utilities – 0.5%
Algonquin Power & Utilities Corp.(b)	1,983	30,757
Ameren Corp.	760	71,258
Canadian Utilities Ltd. - Class A(b)	377	11,556
CenterPoint Energy, Inc.	1,856	56,868
CMS Energy Corp.	855	59,799
Consolidated Edison, Inc.	1,044	98,846
Dominion Energy, Inc.	2,390	203,078
DTE Energy Co.	572	75,624
E.ON SE	6,627	76,993
Engie SA	5,391	70,875
National Grid PLC	10,674	164,040
NiSource, Inc.	1,159	36,856
Public Service Enterprise Group, Inc.	1,492	104,440
RWE AG	1,896	82,556
Sempra Energy	942	158,369
United Utilities Group PLC	2,012	29,628
Veolia Environnement SA	1,935	62,043
WEC Energy Group, Inc.	931	92,923

		1,486,509

Water Utilities – 0.1%
American Water Works Co., Inc.	536	88,724
Essential Utilities, Inc.	709	36,251

Company	Shares	U.S. $ Value

Severn Trent PLC	739	$29,785

		154,760

		5,032,504

Real Estate – 1.8%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Alexandria Real Estate Equities, Inc.	435	87,544
American Tower Corp.	1,344	337,640
Ascendas Real Estate Investment Trust	9,639	20,770
AvalonBay Communities, Inc.	412	102,328
Boston Properties, Inc.(b)	438	56,414
British Land Co. PLC (The)	2,598	17,988
Camden Property Trust	302	50,192
Canadian Apartment Properties REIT	252	10,815
CapitaLand Integrated Commercial Trust	14,593	24,142
Covivio	153	12,176
Crown Castle International Corp.	1,275	235,365
Daiwa House REIT Investment Corp.	7	18,872
Dexus	3,174	25,908
Digital Realty Trust, Inc.	837	118,687
Duke Realty Corp.	1,124	65,259
Equinix, Inc.	266	197,271
Equity LifeStyle Properties, Inc.	515	39,387
Equity Residential	1,051	94,506
Essex Property Trust, Inc.	192	66,332
Extra Space Storage, Inc.	395	81,212
Gecina SA	136	17,140
GLP J-REIT	13	19,754
Goodman Group	4,963	84,354
GPT Group (The)	5,652	21,802
Healthpeak Properties, Inc.	1,591	54,619
Host Hotels & Resorts, Inc.	2,108	40,958
Invitation Homes, Inc.	1,761	70,757
Iron Mountain, Inc.(b)	855	47,376
Japan Metropolitan Fund Invest	21	17,720
Japan Real Estate Investment Corp.	4	20,951
Kimco Realty Corp.	1,819	44,929
Klepierre SA(a)	600	15,974
Land Securities Group PLC	2,078	21,320
Link REIT	6,173	52,571
Mapletree Commercial Trust(b)	6,196	8,621
Mapletree Logistics Trust(b)	9,093	12,357
Medical Properties Trust, Inc.	1,760	37,206
Mid-America Apartment Communities, Inc.	340	71,213
Mirvac Group	11,634	21,572
Nippon Building Fund, Inc.	4	22,691
Nippon Prologis REIT, Inc.	6	17,519
Nomura Real Estate Master Fund, Inc.	13	17,185
Orix JREIT, Inc.	8	10,849
Prologis, Inc.	2,181	352,188
Public Storage	466	181,871
Realty Income Corp.	1,670	115,731
Regency Centers Corp.(b)	455	32,460
RioCan Real Estate Investment Trust	459	9,263
SBA Communications Corp.	321	110,456
Scentre Group	15,317	34,826
Segro PLC	3,549	62,388
Simon Property Group, Inc.	970	127,613

Company	Shares	U.S. $ Value

Stockland	7,044	$22,322
Sun Communities, Inc.	342	59,949
UDR, Inc.	913	52,379
Ventas, Inc.	1,178	72,753
VICI Properties, Inc.	1,856	52,822
Vicinity Centres	11,418	15,844
Vornado Realty Trust	481	21,799
Welltower, Inc.	1,284	123,444
Weyerhaeuser Co.	2,211	83,797
WP Carey, Inc.	550	44,462

		3,988,613

Real Estate Management & Development – 0.3%
Aroundtown SA	2,948	16,846
Azrieli Group Ltd.	125	10,982
Capitaland Investment Ltd./Singapore(a) (b)	7,504	21,987
CBRE Group, Inc. - Class A(a)	988	90,422
City Developments Ltd.(b)	1,050	6,070
CK Asset Holdings Ltd.	6,031	41,224
Daito Trust Construction Co., Ltd.	183	19,424
Daiwa House Industry Co., Ltd.	1,644	42,857
ESR Cayman Ltd.(a) (c)	5,748	17,812
Fastighets AB Balder - Class B(a)	310	20,410
FirstService Corp.	117	16,924
Hang Lung Properties Ltd.	6,030	12,154
Henderson Land Development Co., Ltd.	3,938	16,347
Hongkong Land Holdings Ltd.	3,395	16,588
Hulic Co., Ltd.	1,101	9,878
LEG Immobilien SE	215	24,484
Lendlease Corp., Ltd.(b)	2,033	16,947
Mitsubishi Estate Co., Ltd.	3,535	52,638
Mitsui Fudosan Co., Ltd.	2,669	57,123
New World Development Co., Ltd.	4,625	18,764
Nomura Real Estate Holdings, Inc.(b)	331	7,927
Sagax AB	475	14,414
Sino Land Co., Ltd.	9,242	11,917
Sumitomo Realty & Development Co., Ltd.	956	26,458
Sun Hung Kai Properties Ltd.	3,616	43,021
Swire Pacific Ltd. - Class A	1,435	8,726
Swire Properties Ltd.	3,422	8,456
Swiss Prime Site AG	224	22,092
Unibail-Rodamco-Westfield(a)	368	27,574
UOL Group Ltd.	1,370	7,093
Vonovia SE	2,177	101,471
Wharf Real Estate Investment Co., Ltd.(b)	4,876	24,098
Zillow Group, Inc. - Class A(a)	181	8,730
Zillow Group, Inc. - Class C(a) (b)	497	24,497

		866,355

		4,854,968

Total Common Stocks (cost $104,842,728)		173,347,610

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 35.7%
United States – 35.7%
U.S. Treasury Bonds 1.625%, 11/15/2050	$	966	$793,712
1.875%, 11/15/2051		591	518,062
2.00%, 02/15/2050		559	503,703
2.25%, 08/15/2046-02/15/2052		4,125	3,874,975
2.375%, 11/15/2049-05/15/2051		2,866	2,810,665
2.50%, 02/15/2045-05/15/2046		330	322,200
2.75%, 08/15/2047		143	148,651
2.875%, 05/15/2043-05/15/2049		3,767	3,943,204
3.00%, 05/15/2045-02/15/2049		2,311	2,510,966
3.125%, 11/15/2041-02/15/2043		1,087	1,171,689
3.50%, 02/15/2039		12	13,971
3.625%, 08/15/2043		1,869	2,170,904
3.75%, 08/15/2041-11/15/2043		226	266,336
3.875%, 08/15/2040		161	191,747
4.25%, 05/15/2039		134	167,459
4.375%, 11/15/2039-05/15/2041		694	881,956
4.50%, 08/15/2039		179	230,596
4.75%, 02/15/2037-02/15/2041		626	821,071
5.25%, 11/15/2028		378	442,501
5.375%, 02/15/2031		359	445,933
5.50%, 08/15/2028		762	897,974
6.00%, 02/15/2026		1,336	1,507,463
6.125%, 11/15/2027		404	480,662
6.25%, 08/15/2023-05/15/2030		447	557,870
6.875%, 08/15/2025		471	537,120
7.625%, 02/15/2025		158	180,629
U.S. Treasury Notes 0.25%, 06/30/2025-09/30/2025		6,368	5,903,947
0.375%, 04/30/2025-01/31/2026		5,215	4,834,538
0.50%, 03/31/2025-02/28/2026		1,219	1,129,601
0.625%, 05/15/2030-08/15/2030		1,931	1,681,302
0.75%, 04/30/2026-08/31/2026		3,874	3,605,600
0.875%, 09/30/2026-11/15/2030		3,558	3,221,949
1.125%, 10/31/2026-02/15/2031		2,727	2,507,562
1.25%, 08/31/2024-12/31/2026		2,024	1,943,597
1.375%, 11/15/2031		861	790,237
1.50%, 09/30/2024-02/15/2030		6,019	5,808,758
1.625%, 02/15/2026-05/15/2031		6,221	5,924,036
1.75%, 05/15/2023-11/15/2029		2,366	2,310,526
1.875%, 02/28/2027-02/15/2032		1,498	1,455,093
2.00%, 05/31/2024-11/15/2026		10,828	10,654,770
2.125%, 11/30/2023-05/15/2025		6,571	6,531,298
2.25%, 04/30/2024-11/15/2027		4,655	4,617,370
2.375%, 08/15/2024-05/15/2029		2,330	2,324,874
2.50%, 08/15/2023-05/15/2024		3,263	3,276,115
2.625%, 02/15/2029		451	456,615
2.75%, 11/15/2023-02/15/2028		1,171	1,182,656
2.875%, 10/31/2023-05/15/2028		1,256	1,274,885
3.125%, 11/15/2028		912	950,371

Total Governments - Treasuries (cost $101,529,009)			98,777,719

	Notional Amount		U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.4%
Options on Equity Indices – 0.4%
Euro STOXX 50 Index Expiration: Dec 2022; Contracts: 520; Exercise Price: EUR 3,350.00; Counterparty: UBS AG(a)	EUR	1,742,000	$94,728
FTSE 100 Index Expiration: Jan 2023; Contracts: 190; Exercise Price: GBP 6,000.00; Counterparty: UBS AG(a)	GBP	1,140,000	35,969
Nikkei 225 Index Expiration: Dec 2022; Contracts: 11,000; Exercise Price: JPY 23,000.00; Counterparty: UBS AG(a)	JPY	253,000,000	60,916
S&P 500 Index Expiration: Jan 2023; Contracts: 6,800; Exercise Price: USD 3,700.00; Counterparty: UBS AG(a)	USD	25,160,000	861,041

Total Options Purchased - Puts (premiums paid $1,056,506)			1,052,654

	Shares

RIGHTS – 0.0%
Utilities – 0.0%
Electric Utilities – 0.0%
Electricite De France SA, expiring 04/01/2022(a) (d) (e) (cost $0)		1,390	517

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(f) (g) (h) (cost $2,352,807)		2,352,807	2,352,807

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $209,781,050)			275,531,307

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.19%(f) (g) (h) (cost $2,205,536)		2,205,536	2,205,536

Total Investments – 100.3% (cost $211,986,586)(i)			277,736,843
Other assets less liabilities – (0.3)%			(962,692)

Net Assets – 100.0%			$276,774,151

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	30	June 2022	$2,845,255	$(116,154)
10 Yr Mini Japan Government Bond Futures	11	June 2022	1,354,534	(4,468)
10 Yr Canadian Bond Futures	1	June 2022	104,435	(4,553)
Euro STOXX 50 Index Futures	40	June 2022	1,691,677	(16,772)
Euro-Bund Futures	1	June 2022	175,518	(7,855)
FTSE 100 Index Futures	21	June 2022	2,065,136	(7,204)
Hang Seng Index Futures	10	April 2022	1,403,623	4,935
MSCI Singapore IX ETS Futures	5	April 2022	123,529	(807)
Nikkei 225 (OSE) Futures	2	June 2022	457,204	44,673
OMXS30 Index Futures	68	April 2022	1,507,913	(32,935)
S&P 500 E-Mini Futures	3	June 2022	679,613	(5,301)
U.S. T-Note 2 Yr (CBT) Futures	12	June 2022	2,543,063	(34,648)
U.S. T-Note 5 Yr (CBT) Futures	2	June 2022	229,375	(5,409)
U.S. T-Note 10 Yr (CBT) Futures	21	June 2022	2,580,375	(81,357)
U.S. Ultra Bond (CBT) Futures	6	June 2022	1,062,750	(41,228)
Sold Contracts
S&PTSX 60 Index Future	5	June 2022	1,053,554	(19,694)
SPI 200 Futures	11	June 2022	1,539,048	(50,000)
TOPIX Index Futures	18	June 2022	2,878,019	23,551

				$(355,226)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,313	GBP	1,005	06/09/2022	$7,705
Barclays Bank PLC	AUD	4,934	USD	3,494	04/28/2022	(199,054)
BNP Paribas SA	USD	1,165	CHF	1,070	04/13/2022	(6,162)
Deutsche Bank AG	USD	3,633	CAD	4,605	04/22/2022	50,188
Goldman Sachs Bank USA	CAD	1,125	USD	882	04/22/2022	(17,680)
Goldman Sachs Bank USA	USD	3,946	JPY	453,419	04/28/2022	(219,700)
HSBC Bank USA	CAD	1,351	USD	1,079	04/22/2022	(1,495)
HSBC Bank USA	JPY	527,157	USD	4,534	04/28/2022	202,366
HSBC Bank USA	USD	4,268	JPY	527,156	04/28/2022	64,540
HSBC Bank USA	USD	1,060	NOK	9,187	06/17/2022	(16,739)
HSBC Bank USA	USD	635	SEK	5,978	06/17/2022	1,501
JPMorgan Chase Bank, NA	USD	1,393	CAD	1,771	04/22/2022	24,255
JPMorgan Chase Bank, NA	EUR	2,399	USD	2,674	05/12/2022	16,811
Morgan Stanley Capital Services, Inc.	CHF	5,490	USD	5,945	04/13/2022	1,812
Morgan Stanley Capital Services, Inc.	CAD	830	USD	648	04/22/2022	(16,020)
Morgan Stanley Capital Services, Inc.	USD	1,294	CAD	1,645	04/22/2022	21,954
Morgan Stanley Capital Services, Inc.	JPY	400,805	USD	3,471	04/28/2022	177,612
Morgan Stanley Capital Services, Inc.	USD	944	AUD	1,260	04/28/2022	(677)
Morgan Stanley Capital Services, Inc.	USD	691	JPY	79,331	04/28/2022	(38,583)
Morgan Stanley Capital Services, Inc.	EUR	4,950	USD	5,642	05/12/2022	160,352
Morgan Stanley Capital Services, Inc.	EUR	5,390	USD	5,938	05/12/2022	(31,805)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	3,495	NOK	30,669	06/17/2022	$(12,965)
Morgan Stanley Capital Services, Inc.	USD	806	SEK	7,606	06/17/2022	4,749
Standard Chartered Bank	JPY	131,945	USD	1,148	04/28/2022	64,102
State Street Bank & Trust Co.	CHF	401	USD	428	04/13/2022	(5,747)
State Street Bank & Trust Co.	USD	232	CHF	215	04/13/2022	668
State Street Bank & Trust Co.	USD	179	CHF	163	04/13/2022	(2,128)
State Street Bank & Trust Co.	AUD	383	USD	279	04/28/2022	(8,162)
State Street Bank & Trust Co.	JPY	19,547	USD	169	04/28/2022	8,082
State Street Bank & Trust Co.	USD	169	AUD	230	04/28/2022	2,773
State Street Bank & Trust Co.	USD	169	JPY	19,547	04/28/2022	(8,836)
State Street Bank & Trust Co.	GBP	246	USD	323	06/09/2022	(79)
UBS AG	USD	4,736	EUR	4,139	05/12/2022	(151,834)

						$71,804

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	719	06/17/2022	$7,316

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $812,642 or 0.3% of net assets.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $75,314,704 and gross unrealized depreciation of investments was $(9,840,553), resulting in net unrealized appreciation of $65,474,151.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$34,988,339	$4,008,977	$—	$38,997,316
Financials	15,278,890	8,342,236	—	23,621,126
Health Care	16,171,719	6,098,919	—	22,270,638
Consumer Discretionary	14,680,675	5,444,167	—	20,124,842
Industrials	10,178,739	7,130,912	—	17,309,651
Communication Services	11,574,400	2,120,013	—	13,694,413
Consumer Staples	7,449,555	4,812,822	—	12,262,377
Materials	3,874,830	3,910,943	—	7,785,773
Energy	5,456,618	1,937,384	—	7,394,002
Utilities	3,469,717	1,562,787	—	5,032,504
Real Estate	3,492,777	1,362,191	—	4,854,968
Governments - Treasuries	—	98,777,719	—	98,777,719
Options Purchased - Puts	—	1,052,654	—	1,052,654
Rights	—	—	517	517
Short-Term Investments	2,352,807	—	—	2,352,807
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,205,536	—	—	2,205,536

Total Investments in Securities	131,174,602	146,561,724	517	277,736,843
Other Financial Instruments(a):
Assets:
Futures	73,159	—	—	73,159
Forward Currency Exchange Contracts	—	809,470	—	809,470
Total Return Swaps	—	7,316	—	7,316
Liabilities:
Futures	(428,385)	—	—	(428,385)
Forward Currency Exchange Contracts	—	(737,666)	—	(737,666)

Total	$130,819,376	$146,640,844	$517	$277,460,737

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2022 is as follows:

Fund	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,966	$7,227	$12,840	$2,353	$0	**
Government Money Market Portfolio*	1,312	4,569	3,675	2,206	0	**
Total	$9,278	$11,796	$16,515	$4,559	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.